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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21193

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Joseph M. Ulrey III  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   January 31, 2004

Date of reporting period:  July 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

MINNESOTA MUNICIPAL

INCOME

FUND II

MXN

July 31, 2004
Semiannual Report

MINNESOTA MUNICIPAL INCOME FUND II

Our Image - George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements

Notes to Financial Statements

Schedule of Investments

Shareholder Update

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

Portfolio Composition

As a percentage of total assets on July 31, 2004

Credit Quality Breakdown

As a percentage of total assets on July 31, 2004; ratings are the higher of Fitch's, Standard & Poor's or Moody's Investors Service

AAA/Aaa	32%
AA/Aa	18%
A	24%
BBB/Baa	14%
Nonrated	12%
100%

2004 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS (Unaudited)

Statement of Assets and Liabilities July 31, 2004

Assets:
Investments in unaffiliated securities, at market value* (note 2)	$33,664,053
Receivable for accrued interest	500,903
Total assets	34,164,956
Liabilities:
Payable for preferred share distributions (note 3)	2,137
Payable for investment management fees (note 5)	10,081
Payable for administrative fees (note 5)	5,761
Payable for auction agent fees (note 5)	11
Payable for other expenses	11,581
Total liabilities	29,571
Preferred shares, at liquidation value	13,000,000
Net assets applicable to outstanding common shares	$21,135,385
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$20,798,974
Undistributed net investment income	93,879
Accumulated net realized gain on investments	48,722
Unrealized appreciation of investments	193,810
Net assets applicable to outstanding common shares	$21,135,385
*Investments in unaffiliated securities, at cost	$33,470,243
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$21,135,385
Common shares outstanding (authorized 200 million shares of $0.01 par value)	1,472,506
Net asset value per share	$14.35
Market price per share	$13.40
Liquidation preference of preferred shares (note 3):
Preferred shares outstanding (authorized one million shares)	520
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Statement of Operations For the Six Months Ended July 31, 2004

Investment income:
Interest from unaffiliated securities	$851,125
Dividends from unaffiliated securities	1,568
Total investment income	852,693
Expenses (note 5):
Investment management fees	68,172
Administrative fees	34,074
Auction agent fees	16,205
Custodian fees	2,556
Transfer agent fees	14,494
Registration fees	7,478
Reports to shareholders	14,460
Directors' fees	1,090
Audit and legal fees	6,573
Other expenses	5,555
Total expenses	170,657
Less: waiver of expenses	(8,542)
Total net expenses	162,115
Net investment income	690,578
Net realized and unrealized gains (losses) on investments:
Net realized gain on investments (note 4)	48,722
Net change in unrealized depreciation of investments	(612,956)
Net loss on investments	(564,234)
Distributions to preferred shareholders (note 2):
From net investment income	(49,201)
Net increase in net assets applicable to common shares resulting from operations	$77,143

See accompanying Notes to Financial Statements.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS (Unaudited) continued

Statements of Changes in Net Assets

	Six Months Ended 7/31/04 (Unaudited)	Year Ended 1/31/04
Operations:
Net investment income	$690,578	$1,197,376
Net realized gain on investments	48,722	35,001
Net change in unrealized appreciation or depreciation of investments	(612,956)	556,117
Distributions to preferred shareholders (note 2):
From net investment income	(49,201)	(102,830)
From net realized gains	-	(4,196)
Net increase in net assets applicable to common shares resulting from operations	77,143	1,681,468
Distributions to common shareholders (note 2):
From net investment income	(583,933)	(1,170,705)
From net realized gains	-	(48,622)
Total distributions	(583,933)	(1,219,327)
Capital share transactions:
Underwriting discounts and offering expenses associated with the issuance of preferred shares	-	(255,000)
Total increase (decrease) in net assets applicable to common shares	(506,790)	207,141
Net assets applicable to common shares at beginning of period	21,642,175	21,435,034
Net assets applicable to common shares at end of period	$21,135,385	$21,642,175
Undistributed net investment income	$93,879	$36,435

See accompanying Notes to Financial Statements.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited)

(1	) Organization	First American Minnesota Municipal Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The Fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The Fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. Additional information regarding recent investment policy changes can be found in the shareholder update section of the report. The Fund's investments may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the Fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the Fund did not make any such investments during the six months ended July 31, 2004. Fund shares are listed on the American Stock Exchange under the symbol MXN.

The Fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

(2	) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Some of the factors which may be considered

2004 Semiannual Report

Minnesota Municipal Income Fund II

by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of July 31, 2004, the Fund had no fair valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

Security Transactions and Investment Income

The Fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Futures Transactions

To gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

Upon entering into a futures contract, the Fund is required to deposit, in segregated accounts with its custodian, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2004, the Fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2004, the Fund had no outstanding when-issued or forward-commitment securities.

Taxes

Federal

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment

2004 Semiannual Report

Minnesota Municipal Income Fund II

income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

The tax character of common and preferred share distributions paid during the six months ended July 31, 2004 (estimated) and the fiscal year ended January 31, 2004, were characterized as follows:

	7/31/04	1/31/04
Distributions paid from:
Tax-exempt income	$633,134	$1,272,026
Ordinary income	-	52,938
	$633,134	$1,324,964

At January 31, 2004, the Fund's most recently completed fiscal year-end, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income	$30,325
Unrealized appreciation	812,876
Accumulated earnings	$843,201

State

Minnesota taxable net income is based generally on any federal taxable income. The portion of any tax-exempt dividends paid by the Fund that is derived from interest

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the

2004 Semiannual Report

Minnesota Municipal Income Fund II

repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3	) Preferred Shares	As of July 31, 2004, the Fund had 520 of preferred shares outstanding with a liquidation preference of $25,000 per share. The dividend rate on the preferred shares is adjusted every seven days (on Fridays), at an auction conducted by Bank of New York (the "Auction Agent"). On July 31, 2004, the dividend rate was 0.25%.

(4	) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2004, aggregated $3,829,546 and $3,730,370, respectively.

(5	) Expenses	Investment Management and Administrative Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.40% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). USBAM has contractually

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets through October 31, 2007. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

Pursuant to an administration agreement (the "Administration Agreement"), USBAM provides administrative services, including legal and shareholder services, to the Fund. Under this Admistration Agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the Fund and the related money market funds, USBAM will reimburse the Fund an amount equal to that portion of the investment advisory fee received from the related money market funds that is attributable to the assets of the Fund. For financial statement purposes, this reimbursement is recorded as investment income.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Auction Agent Fees

The Fund has entered into an auction agency agreement with the Auction Agent. The auction agency agreement provides the Auction Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the Fund's average amount of preferred shares outstanding. For its fee, the Auction Agent will act as agent of the Fund in conducting the auction of preferred shares at which the applicable dividend rate for each seven-day dividend period is determined.

Custodian Fees

U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with the Fund. The fee for the Fund is equal to an annual rate of 0.015% of average weekly net assets. These fees are computed weekly and paid monthly.

Other Fees and Expenses

In addition to the investment management, administrative, custodian, and auction agent fees, the Fund is responsible for paying most other operating expenses including: outside directors' fees and expenses, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

(6	) Indemnifications	The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (Unaudited) continued

(7	) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six Months Ended 7/31/04 (Unaudited)		Year Ended 1/31/04	Period from 10/31/02* to 1/31/03
Per-Share Data
Net asset value, common shares, beginning of period	$14.70		$14.56	$14.33
Operations:
Net investment income	0.47		0.82	0.14
Net realized and unrealized gains (losses) on investments	(0.39)		0.39	0.19
Distributions to preferred shareholders:
From net investment income	(0.03)		(0.07)	-
Total from operations	0.05		1.14	0.33
Distributions to common shareholders:
From net investment income	(0.40)		(0.80)	(0.07)
From net realized gains	-		(0.03)	-
Total distributions	(0.40)		(0.83)	(0.07)
Offering costs and underwriting discounts associated with the issuance of preferred shares and common shares, respectively	$-		$(0.17)	$(0.03)
Net asset value, common shares, end of period	$14.35		$14.70	$14.56
Market value, common shares, end of period	$13.40		$14.60	$14.80
Selected Information
Total return, common shares, net asset value (a)	0.34%		6.86%	2.07%
Total return, common shares, market value (b)	(5.51)%		4.36%	(0.90)%
Net assets applicable to common shares at end of period (in millions)	$21		$22	$21
Ratio of expenses to average weekly net assets applicable to common shares before fee waivers (c)	1.61	% (e)	1.99%	0.82	% (e)
Ratio of expenses to average weekly net assets applicable to common shares after fee waivers (c)	1.53	% (e)	1.91%	0.77	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares before fee waivers (c)	6.43	% (e)	5.87%	3.95	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares after fee waivers (c)	6.51	% (e)	5.95%	4.00	% (e)
Portfolio turnover rate (excluding short-term securities)	11%		22%	20%
Preferred shares outstanding, end of period (in millions)	$13		$13	$-
Asset coverage per preferred share (in thousands) (d)	$66		$67	$-
Liquidation preference and market value per preferred share (in thousands)	$25		$25	$-

*  Commencement of operations.

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the Fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited)

Minnesota Municipal Income Fund II  July 31, 2004

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities - 159.0%
Authority Revenue - 6.1%
Duluth Seaway Port Authority, Cargill Inc. Project 4.20%, 5/1/13	$700,000	$700,623
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 at 100), 4.35%, 8/1/17	300,000	294,159
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Callable 8/1/08 at 103), 7.38%, 8/1/29	300,000	302,064
		1,296,846
Economic Development Revenue - 7.2%
Agriculture and Economic Development Board, Minn. Small Business Pg. A - Lot 1, AMT (Callable 8/1/10 at 100), 5.55%, 8/1/16	400,000 (c)	405,864
Agriculture and Economic Development Board, Fairview Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	700,000	749,434
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 5.35%, 11/1/17	350,000	357,917
		1,513,215
Education Revenue - 11.3%
Higher Education Facility, St. Catherine College (Callable 10/1/12 at 100), 5.38%, 10/1/32	1,000,000	1,010,120
Higher Education Facility, St. John's University (Callable 10/1/11 at 100), 5.25%, 10/1/26	350,000	354,350
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,000,000	1,028,870
		2,393,340
General Obligations - 24.4%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000 (b)	571,879

See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Lakeville Independent School District (FGIC) (Callable 2/1/13 at 100), 5.00%, 2/1/22	$1,300,000 (b)	$1,342,718
Minneapolis Sports Arena Project (Callable 4/1/08 at 100), 5.20%, 10/1/24	400,000	411,192
Mounds View Independent School District, 5.00%, 2/1/13	1,000,000	1,082,650
Robbinsdale Independent School District (FSA) (Callable 2/1/12 at 100), 5.00%, 2/1/21	1,000,000 (b)	1,031,540
St. Michael Independent School District (Callable 2/1/09 at 100), 4.88%, 2/1/18	695,000	716,184
		5,156,163
Health Care Revenue - 36.1%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 at 100), 5.00%, 9/1/31	1,000,000 (b)	989,710
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	350,000	333,333
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,000,000	965,570
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	500,000	516,265
Fergus Falls Health Care Facility, Lutheran Brethren Retirement Home (Callable 11/1/04 at 102), 7.00%, 11/1/19	350,000	353,090
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	400,000	428,044
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	600,000	596,970

See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 at 100), 5.88%, 12/1/29	$750,000	$755,557
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	300,000	308,127
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	400,000	408,988
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 at 102), 5.75%, 3/1/15	400,000	398,660
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	200,000	196,732
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.50%, 7/1/25	250,000	254,580
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.25%, 7/1/30	250,000	247,543
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.25%, 5/15/18	500,000	502,480
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.30%, 5/15/28	170,000	164,191
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	200,000	200,700
		7,620,540

See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
Housing Revenue - 24.2%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28	$500,000 (b)	$510,650
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 at 102), 6.25%, 4/1/15	500,000	523,390
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 at 102), 5.00%, 5/20/36	1,190,000 (b)	1,191,095
Southeast State Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.75%, 1/1/31	320,000	294,605
St. Paul Multifamily Housing, Selby Grotto Housing Project, AMT (GNMA) (Callable 9/20/13 at 100), 5.50%, 9/20/44	655,000 (b) (c)	660,895
Washington County Housing and Redevelopment Authority, Woodland Park Apts. Project (Callable 10/1/12 at 100), 4.70%, 10/1/26	2,000,000	1,942,460
		5,123,095
Leasing Revenue - 21.1%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	500,000	496,650
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 at 100), 5.00%, 2/1/23	1,000,000 (b)	1,024,350
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 at 100), 5.00%, 2/1/19	525,000	529,342
Ramsey County Public Improvement (Callable 1/1/12 at 100), 4.75%, 1/1/24	1,000,000	981,310

See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Principal Amount	Market Value (a)
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 at 100), 5.25%, 12/1/27	$1,000,000	$1,031,800
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection (Callable 2/1/13 at 100), 5.13%, 2/1/24	400,000	398,292
		4,461,744
Recreation Authority Revenue - 1.9%
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	400,000	405,684
Tax Revenue - 0.9%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	200,000	189,854
Transportation Revenue - 14.3%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/32	2,000,000 (b)	2,046,920
Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 at 100), 5.00%, 7/1/35	1,000,000	975,370
		3,022,290
Utility Revenue - 11.5%
Chaska Electric Revenue (Callable 10/1/10 at 100), 6.10%, 10/1/30	1,000,000	1,047,750
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/18	105,000	103,045
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/19	170,000	165,446
Southern Minnesota Municipal Power Agency (AMBAC), 5.25%, 1/1/15	1,000,000 (b)	1,103,830
		2,420,071

See accompanying Notes to Schedule of Investments.

2004 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (Unaudited) continued

Minnesota Municipal Income Fund II
(Continued)

Description of Security	Shares	Market Value (a)
Total Municipal Long-Term Securities (cost: $33,409,032)		$33,602,842
Money Market Fund - 0.3%
Federated Minnesota Municipal Cash Trust (cost: $61,211)	61,211	61,211
Total Investments in Securities (d) - 159.3% (cost: $33,470,243)		$33,664,053

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Portfolio abbreviations and definitions:
AMBAC–American Municipal Bond Assurance Company
FGIC–Financial Guaranty Insurance Corporation
FSA–Financial Security Assurance
GNMA–Government National Mortgage Association
MBIA–Municipal Bond Insurance Association
RAAI–Radian Asset Assurance Inc.

(c)  AMT–Alternative Minimum Tax. As of July 31, 2004, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,066,759, which represents 5.0% of net assets applicable to common shares.

(d)  On July 31, 2004, the cost of investments in securities for federal income tax purposes was $33,461,146. The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$367,759
Gross unrealized depreciation	(164,852)
Net unrealized appreciation	$202,907

2004 Semiannual Report

Minnesota Municipal Income Fund II

SHAREHOLDER UPDATE

Investment Policy Change

To date, all of the Fund's municipal security investments have been, at the time of purchase, either rated investment grade or, if unrated, determined to be of comparable quality. Effective immediately, the Fund may invest up to 5% of its total assets in municipal securities that are, at the time of purchase, either rated lower than investment grade or, if unrated, determined to be of comparable quality. These securities are commonly referred to as "high yield" securities or "junk bonds." The Fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and determined to be of comparable quality. If the rating of a security is reduced or discontinued after purchase, the Fund is not required to sell the security, but it may consider doing so. The Fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the Fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). All determinations regarding the credit quality of unrated securities are made by USBAM.

High yield securities generally have more volatile prices, carry more risk to principal and may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary market for high yield securities may be less liquid than for investment grade securities. When the Fund purchases unrated securities, it will depend on USBAM's analysis of credit risk without the assessment of an independent rating organization, such as Moody's Investors Service or Standard & Poor's.

2004 Semiannual Report

Minnesota Municipal Income Fund II

SHAREHOLDER UPDATE

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

Beginning with the quarter ending October 31, 2004, the Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The Fund's Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the Fund's Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2004 Semiannual Report

Minnesota Municipal Income Fund II

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Fund II

Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Fund II

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

MICKEY FORET

Director of Minnesota Municipal Income Fund II

Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Fund II

Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of Minnesota Municipal Income Fund II

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Fund II

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Fund II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of Minnesota Municipal Income Fund II

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Fund II

Owner and President of Jim Wade Homes

Minnesota Municipal Income Fund II’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME FUND II
2004 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

9/2004 0308-04 MXN-SAR

Item 2—Code of Ethics - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

Response: Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert - Did the registrant’s board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is “independent,” (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

Response: Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

(a)          Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)         Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)          Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)         All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)         Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)         Disclose whether the registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Response: Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Response: Not applicable to semi-annual report.

Item 6—Schedule of Investments – File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Response: The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

Response: Not applicable to semi-annual report.

Item 8—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

(a)          If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Registrant Purchases of Equity Securities

Period (identify beginning and ending dates for each Month)	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1
Month #2
Month #3
Month #4
Month #5
Month #6
Total

(b)         The table shall include the following information for each class of securities for each month included in the period covered by the report:

(1)          The total number of shares (or units) purchased (column (a));

(2)          The average price paid per share (or unit) (column (b));

(3)          The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and

(4)          The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

Response: The registrant did not purchase any shares of its equity securities during the period covered by the report.

Item 9—Submission of Matters to a Vote of Security Holders – Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Response: There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 10—Controls and Procedures

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11 – Exhibits

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

Response: Not applicable to semi-annual report.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

Response: Attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: October 8, 2004

By:
/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
Treasurer

Date: October 8, 2004